Customer Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Customer Accounts Receivable and Related Receivables
Customer Accounts Receivable and Related Receivables

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Accounts receivable	1,265	—	—
Valuation allowance (charged to income statement)	—	—	—

Total net value of accounts receivable	1,265	—	—

Summary of Other Current Assets
The other current assets are broken down as follows:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Research tax credit	9,217	10,829	—
Other tax claims	5,258	4,292	3,995
Other receivables	1,192	1,745	825
Prepaid expenses	2,054	4,265	3,201

Total	17,721	21,131	8,021